Segment Reporting - Summary of Reconciliation of Segment Adjusted EBITDA To Consolidated Net Income (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation Of Segment Adjusted EBITDA To Consolidated Net Income [Abstract]
EL Segment Adjusted EBITDA		$ 330.7	$ 259.0	$ 241.6
GMF Segment Adjusted EBITDA		127.3	104.9	138.5
Gain on disposal of fixed assets	[1]	0.0	0.0	6.1
Non-cash adjustments	[2]	(89.7)	(250.7)	10.2
Foreign exchange loss	[3]	13.0	(14.8)	2.4
Restructuring	[4],[5]	0.6	(2.5)	(13.4)
Transaction related costs	[6]	(19.9)	(7.6)	(7.1)
Management fee	[7]	(2.6)	(2.7)	(2.4)
COVID-19 adjustment	[8]	(0.9)	(2.2)
Interest expense, net		(97.2)	(142.0)	(148.1)
Income tax expense	[5]	(76.6)	(64.3)	(54.8)
Depreciation and amortization (excluding impairment charges)		(177.0)	(166.4)	(165.4)
Consolidated net income (loss)	[5]	$ 7.5	$ (289.4)	$ 7.6

[1]	Eliminates the cash impact of gains on the sale of fixed assets.
[2]	Eliminates the impact of (1) share-based compensation expenses, (2) losses on the sale of fixed assets, (3) impairment charges, (4) mark-to-market adjustments related to our foreign currency derivatives entered into in connection with certain redenomination transactions not linked to underlying individual transactions as well as the de-recognition of bifurcated embedded derivatives related to certain redemption features of the Opco Notes and Holdco Notes, and (5) valuation adjustments from the revaluation of the earn-out liability initially recognized in 2019.
[3]	Eliminates net foreign currency transactional gains and losses.
[4]	Eliminates charges resulting from restructuring activities principally from the Group’s cost reduction efforts.
[5]	The notes are an integral part of these consolidated financial statements.
[6]	The value for the year ended December 31, 2021 reflects an adjustment to eliminate (1) IPO-related costs linked to the existing equity, (2) professional fees paid to third-party advisors in connection with the implementation of strategic initiatives and (3) the increased expenses of the D&O insurance in connection with the IPO. The values for the years ended December 31, 2020 and 2019 reflect an adjustment to eliminate (1) fees associated with the foreign currency exchange derivatives entered into in conjunction with the Acquisition, (2) professional fees paid to third party advisors in connection with the implementation of strategic initiatives and (3) IPO related costs, linked to the existing equity.
[7]	Reflects an adjustment to eliminate fees paid to Carlyle. The consulting agreement pursuant to which management fees are paid to Carlyle will terminate on the earlier of (i) the second anniversary of the IPO and (ii) the date upon which Carlyle ceases to own more than ten percent of the outstanding voting securities of the Company.
[8]	Eliminates charges in connection with COVID-19, including $0.9 million for the year ended December 31, 2021 and $1.7 million for the year ended December 31, 2020 for masks, sanitizers, and other COVID-19 related expenses at certain plant and office locations as well as $0.5 million of expenses incurred during locally mandated plant shutdowns in China, Malaysia, India, and Mexico for the year ended December 31, 2020.